Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income (loss)	¥ (49)	¥ 13
Credit (debit) Amounts reclassified to earnings	(1)
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 29	¥ 69